PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statements of Operations
Net revenue	¥ 9,325,631	¥ 7,818,681	¥ 5,738,972
Cost of revenue	(7,389,774)	(6,039,252)	(4,188,521)
Gross loss	1,935,857	1,779,429	1,550,451
Operating expenses
Selling and marketing expenses	(150,433)	(148,614)	(134,937)
General and administrative expenses	(1,185,080)	(1,021,950)	(702,524)
Research and development expenses	(35,806)	(39,343)	(40,049)
Income from operations	551,779	569,522	672,941
Other income (expenses):
Interest income	42,460	50,445	29,011
Interest expenses	(1,887,887)	(1,654,737)	(1,316,506)
Others, net	1,912	(1,557)	4,952
Loss before income taxes	(989,883)	(948,752)	(548,436)
Income tax expenses	(276,235)	(242,461)	(120,778)
Net loss	(1,266,118)	(1,191,213)	(669,214)
Parent Company | Reportable Legal Entities
Condensed Statements of Operations
Net revenue	13,852
Cost of revenue	(102,565)	(116,151)	(94,312)
Gross loss	(88,713)	(116,151)	(94,312)
Operating expenses
Selling and marketing expenses	(42,647)	(54,768)	(58,649)
General and administrative expenses	(232,832)	(285,077)	(224,934)
Research and development expenses	(5,294)	(8,096)	(4,596)
Income from operations	(369,486)	(464,092)	(382,491)
Other income (expenses):
Interest income	5,593	25,215	18,641
Interest expenses	(207,510)	(95,313)	(155,605)
Equity in loss of subsidiaries and consolidated VIEs	(697,277)	(653,251)	(144,153)
Others, net	(210)	223	(2,799)
Loss before income taxes	(1,268,890)	(1,187,218)	(666,407)
Net loss	¥ (1,268,890)	¥ (1,187,218)	¥ (666,407)